Risk/Return Detail Data - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro	May 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Aberdeen Street Trust
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2010 Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: Fidelity® Sustainable Target Date 2010 Fund/Fidelity® Advisor Sustainable Target Date 2010 Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Sustainable Target Date 2010 Fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a
Objective, Secondary [Text Block]	secondary objective, capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 96 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. For the period from May 11, 2023 to March 31, 2024, the fund's portfolio turnover rate was 31% (annualized) of the average value of its portfolio.
Portfolio Turnover, Rate	31.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 96 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing at least 80% of assets in underlying funds that are (i) Fidelity® funds that invest in securities of issuers that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices or positive environmental, social and governance (ESG) characteristics (Fidelity® Sustainable Funds), (ii) Fidelity index funds that track an ESG Index (Fidelity® Sustainable Index Funds), and (iii) Fidelity® funds that do not have a principal ESG investment strategy but invest at least 80% of assets in U.S. and international sovereign or government-related debt securities that the Fidelity® Sustainable Target Date Fund Adviser believes have positive ESG characteristics (Fidelity® Traditional Funds) (collectively, underlying Fidelity® Funds).Evaluating each security in which a Fidelity® Traditional Fund invests to determine whether 80% of assets are invested in sovereign or government-related debt securities whose issuers have positive ESG characteristics by considering the sustainability practices of the country or other issues based on an evaluation of such issuer's individual ESG profile using the Adviser's proprietary ESG ratings process.The Adviser's proprietary ESG ratings process evaluates the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provides a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team.Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity® Sustainable Target Date Income Fund, approximately 10 to 19 years after the year 2010. The Adviser may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, long-term inflation-protected bond, short-term inflation protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of April 1, 2024, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 16% International Equity Funds 11% International Bond Funds 5% U.S. Investment Grade Bond Funds 40% Long-Term Treasury Bond Funds 3% Long-Term Inflation-Protected Bond Funds 2% Short-Term Inflation-Protected Bond Funds 15% Short-Term Funds 8% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who retired in or within a few years of 2010 (target retirement date) at or around age 65.Fidelity® Sustainable Funds employ sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Description of Underlying Fidelity® Funds" for additional information. When the neutral asset allocation of a fund matches Fidelity® Sustainable Target Date Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity® Sustainable Target Date Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity® Sustainable Target Date Income Fund.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2010 Fund | Fidelity Advisor Sustainable Target Date 2010 Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.31%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.31%	[1]
1 year	$ 32
3 years	100
5 years	174
10 years	393
1 Year	32
3 Years	100
5 Years	174
10 Years	$ 393
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2010 Fund | Fidelity Advisor Sustainable Target Date 2010 Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.41%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.41%	[1]
1 year	$ 42
3 years	132
5 years	230
10 years	518
1 Year	42
3 Years	132
5 Years	230
10 Years	$ 518
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2010 Fund | Fidelity Advisor Sustainable Target Date 2010 Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[2]
Management fee	0.41%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	none
Total annual operating expenses	1.41%	[1]
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 244
3 years	446
5 years	771
10 years	1,486
1 Year	144
3 Years	446
5 Years	771
10 Years	$ 1,486
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2010 Fund | Fidelity Advisor Sustainable Target Date 2010 Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[3]
Management fee	0.41%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.66%	[1]
1 year	$ 639
3 years	774
5 years	922
10 years	1,350
1 Year	639
3 Years	774
5 Years	922
10 Years	$ 1,350
FidelitySustainableTargetDateFunds-ComboClassAMCIZPro | Fidelity Sustainable Target Date 2010 Fund | Fidelity Advisor Sustainable Target Date 2010 Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[3]
Management fee	0.41%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	none
Total annual operating expenses	0.91%	[1]
1 year	$ 440
3 years	630
5 years	836
10 years	1,430
1 Year	440
3 Years	630
5 Years	836
10 Years	$ 1,430

[1]	AAdjusted to reflect current fees.
[2]	BOn Class C shares redeemed less than one year after purchase.
[3]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.